Adoption of Accounting Policies Adoption of Accounting Policies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Mar. 01, 2018	Feb. 28, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative Impact of ASU 2016-16 Adoption	$ (3)
Investments with continuous unrealized losses	$ 9	$ 8	$ 0